Share Based Payments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share Based Payments (Details) [Line Items]
Total fair value	$ 1,866,328	$ 3,588,000
Unrecognized compensation cost	$ 895,318	$ 2,743,854
Exercise price of options outstanding (in Dollars per share)	$ 0.35	$ 1.5
Weighted-average period term	1 year 4 months 20 days	1 year 4 months 20 days
Ordinary shares issued (in Shares)	13,090,170
Performance rights converted into ordinary share (in Shares)		30,303,593
Performance rights expired (in Shares)		11,250,000
Options [Member]
Share Based Payments (Details) [Line Items]
Exercise price of options outstanding (in Dollars per share)		$ 0.08	$ 0.35
IHL [Member]
Share Based Payments (Details) [Line Items]
Ordinary shares issued (in Shares)	218,169,506
Option Contract [Member]
Share Based Payments (Details) [Line Items]
Unrecognized compensation cost	$ 615,452	$ 1,853,263
Recognized compensation cost	$ 1,325,311